Share Based Compensation - Summary of SARs Activity (Detail) - Stock Appreciation Rights (SARs) [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period	1,970,000
Number of shares, Granted	80,000	1,970,000
Number of shares, Exercised	(175,000)
Number of shares, Outstanding at end of period	1,875,000	1,970,000
Number of shares, Vested	417,500	350,000
Number of shares, Exercisable	67,500	200,000
Weighted average exercise price, Outstanding at beginning of period	₨ 752
Weighted average exercise price, Granted	2,056	₨ 752
Weighted average exercise price, Outstanding at end of period	810	752
Weighted average exercise price, Vested	757	722
Weighted average exercise price, Exercisable	₨ 940	₨ 722